CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	1 Months Ended
Dec. 31, 2019 USD ($) shares
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Number of shares repurchased | shares	609,516
Total cost of share repurchases | $	$ 11,845